Equity - issued capital, Movement in Issued Capital (Details) $ in Thousands		6 Months Ended
		Jun. 30, 2026 USD ($) ShareSchemes Vote shares	Dec. 31, 2025 USD ($) shares
Reconciliation of movement [Abstract]
Balance at the beginning of the period (in shares)		2,674,633,957	2,608,172,516
Balance at the beginning of the period | $		$ 309,498	$ 302,651
Share issue from capital raise (in shares)		400,000,000	33,550,000
Share issue from capital raise | $		$ 50,400	$ 2,176
Share issue costs from capital raise | $		$ (2,290)	$ (99)
Performance rights vested (in shares)		0	32,911,441	[1]
Performance rights vested | $	[1]		$ 4,770
Balance at the end of the financial period (in shares)		3,074,633,957	2,674,633,957
Balance at the end of the financial period | $		$ 357,608	$ 309,498
Number of votes by member or proxy | Vote		1
Number of votes per share | Vote		1
Performance rights vested (in shares)		0	32,911,441	[1]
Stock option exercised (in shares)		0	0
Number of share schemes | ShareSchemes		1

[1]	Ordinary shares issued to employees upon vesting of performance rights